United States
Securities and Exchange Commission
Washington D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Period Ended: 06,30,2009

Institutional Investment Manager Filing this Report:
Name: CTC LLC
Address: 141 W. Jackson Blvd., Suite 800
Chicago, IL 60604
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Abraham
Title: Chief Compliance Officer
Phone: 312-863-8018

Signature, Place, and Date of Signing

_______________________________ ____________________ ____________
Signature                         City, State         Date

Report Type
[X] FORM 13F Holdings Report
[ ] FORM 13F Notice
[ ] FORM 13F Combination Report
List of other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form SH Information Table Entry Total:16
Form SH Information Table Value Total:139546

List of Other Included Managers:
NONE

Name Of Issuer          Title Class CUSIP    Mrkt Value Share/Prn   Share/Prn   Put/Call Underlying      Notional   DiscretionMgrs
                                                        InvDisc     OtherMgr      Sole   Description     Value      SoleSharedNone
CME GROUP INC           COM         12572Q105       881        2769 SH          Sole                                2769
DIAMONDS TR             UNIT SER 1  252787106      3993       46829 SH          Sole                                46829
ISHARES INC             MSCI BRAZIL 464286400      5775      108075 SH          Sole                                108075
SPDR GOLD TRUST         GOLD SHS    78463V107     25473      276768 SH          Sole                                276768
GOOGLE INC              CL A  38259 38259P508      9757       23006 SH          Sole                                23006
NATIONAL OILWELL VARCO  COM         637071101       352       10580 SH          Sole                                10580
POWERSHARES QQQ TRUST   UNIT SER 1  73935A104     11397      312684 SH          Sole                                312684
ROWAN COS INC           COM         779382100       203       10492 SH          Sole                                10492
SMITH INTL INC          COM         832110100       273       10523 SH          Sole                                10523
SCHLUMBERGER LTD        COM         806857108       593       10802 SH          Sole                                10802
SPDR TR                 UNIT SER 1  78462F103     62543      674828 SH          Sole                                674828
UNITED STATES OIL FUND  UNITS       91232N108       440       11389 SH          Sole                                11389
VERIZON COMMUNICATIONS  COM         92343V104      2599       82902 SH          Sole                                82902
ENCORE WIRE CORP        COM         292562105       269       12400 SH          Sole                                12400
SELECT SECTOR SPDR TR   SBI INT-FIN 81369Y605      5496      455370 SH          Sole                                455370
SELECT SECTOR SPDR TR   SBI CONS DI 81369Y407      9502      408700 SH          Sole                                408700